Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts related to cumulative basis adjustments for fair value hedges
At December 31, 2023 and 2022, the following amounts were recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

($ in millions)
At December 31:	2023	2022
Short-term debt
Carrying amount of the hedged item	$(1)	$(199)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	(1)	1
Long-term debt
Carrying amount of the hedged item	(6,629)	(6,216)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities) (1)	61	72
(1)    Includes ($200) million and ($250) million of hedging adjustments on discontinued hedging relationships at December 31, 2023 and 2022, respectively.

Effect of derivative instruments in the Consolidated Income Statement
The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

($ in millions)
	Total			Gains/(Losses) of Total Hedge Activity
For the year ended December 31:	2023	2022	2021	2023	2022	2021
Cost of services	$21,051	$21,062	$19,147	$(5)	$24	$43
Cost of sales	6,127	6,374	6,184	22	99	(16)
Cost of financing	382	406	534	(11)	2	1
SG&A expense	19,003	18,609	18,745	165	(211)	176
Other (income) and expense	(914)	5,803	873	17	(225)	(205)
Interest expense	1,607	1,216	1,155	(54)	6	3

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated Income Statement Line Item	Recognized on Derivatives			Attributable to Risk Being Hedged(2)
For the year ended December 31:		2023	2022	2021	2023	2022	2021
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$(17)	$(73)	$(1)	$(2)	$85	$18
	Interest expense	(83)	(257)	(2)	(11)	299	53
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(192)	(492)	(48)	N/A	N/A	N/A
Equity contracts	SG&A expense	153	(249)	201	N/A	N/A	N/A
	Other (income) and expense	—	(83)	—	N/A	N/A	N/A
Total		$(140)	$(1,153)	$150	$(13)	$384	$71

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
For the year ended	Recognized in OCI			Consolidated Income Statement Line Item	Reclassified from AOCI			Amounts Excluded from Effectiveness Testing (3)
December 31:	2023	2022	2021		2023	2022	2021	2023	2022	2021
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Cost of financing	$(3)	$(4)	$(4)	$—	$—	$—
				Interest expense	(15)	(14)	(13)	—	—	—
Foreign exchange contracts				Cost of services	(5)	24	43	—	—	—
Amount included in the assessment of effectiveness	213	241	344	Cost of sales	22	99	(16)	—	—	—
Amount excluded from the assessment of effectiveness	(6)	—	—	Cost of financing	(11)	(21)	(18)	—	—	—
				SG&A expense	12	38	(24)	—	—	—
				Other (income) and expense	239	349	(157)	(29)	—	—
				Interest expense	(51)	(72)	(52)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	(397)	1,613	1,644	Cost of financing	—	—	—	22	14	6
				Interest expense	—	—	—	105	50	17
Total	$(190)	$1,854	$1,989		$189	$400	$(243)	$98	$64	$23
(1)    The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.
(2)    The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(3)    The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.
(4)    Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.
N/A–Not applicable